Other Operating Results, Net (Details) - ARS ($) $ in Thousands		12 Months Ended
		Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Other operating results net [abstract]
Interest generated by operating credits		$ 165,063	$ 60,945	$ 115,673
Canon		26,353	23,096	19,875
Management fees		13,106	7,310	8,289
Expenses for sale of investment properties			(1,375)	(5,722)
Loss resulting from disposals of property plant and equipment		(1,147)	136,942
Others		(25,380)	(6,228)	(17,859)
Lawsuits (Note 18)	[1]	(47,242)	(44,254)	(31,897)
Donations		(90,149)	(47,934)	(112,472)
Loos for impaired trading properties		(32,048)
Loss from sale of subsidiaries, associates and joint ventures (Note 8)		(120,127)
Impaired goodwill (Note 12)		(129,016)
Total other operating results, net		$ (240,587)	$ 128,502	$ (24,113)

[1]	Includes direct charge to income for Ps. 1,624